     As filed with the Securities and Exchange Commission on April 26, 2000


                                       Securities Act registration no. 333-72511
                                       Investment Company Act file no. 811-09237

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 []
                       POST-EFFECTIVE AMENDMENT NO. 1 [X]


                                       and


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 []
                               AMENDMENT NO. 3 [X]


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                             CALAMOS ADVISORS TRUST

                    (formerly named Calamos Insurance Trust)
                                  (Registrant)

                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493

                         Telephone number: 630-245-7200

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James S. Hamman, Jr., Secretary              Cameron S. Avery
Calamos Asset Management, Inc.               Bell, Boyd, & Lloyd
1111 East Warrenville Road                   70 West Madison Street, Suite 3300
Naperville, Illinois 60563-1493              Chicago, Illinois 60602-4207
                              (Agents for service)

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It is proposed that this filing will become effective:



  X    immediately upon filing pursuant to paragraph (b) of rule 485
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       on _________ pursuant to paragraph (b) of rule 485
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       60 days after filing pursuant to paragraph (a)(1) of rule 485
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       on _________ pursuant to paragraph (a)(1) of rule 485
-----
       75 days after filing pursuant to paragraph (a)(2) of rule 485
-----
       on _________ pursuant to paragraph (a)(2) of rule 485
-----
       on _________ pursuant to paragraph (a)(3) of rule 485
-----


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                  Amending Parts A, B and C and filing exhibits

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

Calamos Advisors Trust Logo

             CALAMOS(R) CONVERTIBLE PORTFOLIO

             PROSPECTUS

             MAY 1, 2000

An investment in the Portfolio is not a bank deposit, is not FDIC-insured, and may lose value.

The Securities and Exchange Commission has not approved the Portfolio's shares as an investment or determined whether this prospectus is accurate or complete. If anyone tells you otherwise, they are committing a crime.

                               TABLE OF CONTENTS


Summary..........................    3
  Investment Objective...........    3
  Principal Investment
     Strategies..................    3
  Principal Risks of Investing in
     the Portfolio...............    3
  Investment Returns.............    4
  Fees and Expenses..............    4
How the Portfolio Invests........    6
Management of the Portfolio......    9
Shareholder Information..........   10
  Purchasing Shares..............   10
  Selling Shares.................   10
  Valuing Shares.................   10
  Other Information..............   11
Distributions and Taxes..........   11
Financial Highlights.............   12
For More Information.............   13


                             PORTFOLIO INFORMATION


     The Calamos(R) Convertible Portfolio (the "Portfolio") is a portfolio of the Calamos Advisors Trust (the "Trust"). The Trust offers the Portfolio's shares to certain life insurance companies (Participating Insurance Companies) for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, "Variable Contracts"). The Trust may also offer the Portfolio to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis ("Retirement Plans"). The Portfolio's shares are not offered directly to the public.

                                    SUMMARY

INVESTMENT OBJECTIVE

     The Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies. Under normal market conditions, the Portfolio invests at least 65% of its total assets in convertible securities.

     The Portfolio may invest without limit in high yield or "junk" bonds, and may invest up to 25% of its net assets in foreign securities. The Portfolio may also invest a substantial portion of its assets in securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers (Rule 144A securities).

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

     As with any security, there are market and investment risks associated with your investment in the Portfolio. The value of your investment in the Portfolio will fluctuate over time and it is possible to lose money on your investment in the Portfolio if any of the following occurs:

     -- The stock market goes down.

     -- There is an economic downturn, a substantial period of changing interest rates or a period of political uncertainty that affects the Portfolio's investments.

     -- The value of the underlying common stock of the Portfolio's convertible security investments fall below the price at which the Portfolio can exchange the security for the common stock.

     -- A corporate bond issuer does not make interest or principal payments when due or its credit quality falls. The Portfolio's investment in junk bonds entails a greater risk, including the risk of default, than an investment in higher rated securities.

     In addition, you could lose money on your investment in the Portfolio if the Portfolio invests in foreign securities, because such securities tend to be more volatile than U.S. securities and may subject the Portfolio to risks it may not encounter with an investment in U.S. securities. These risks include:

     -- Less available public information

     -- Country risk, including economic and political instability

     -- Higher transaction costs

     -- Higher price volatility and less liquidity

     -- Currency exchange rate fluctuation

     The Portfolio may be appropriate for long-term conservative investors who seek a lower-risk alternative to equity investments or a way to diversify their fixed-income investments.

     Please refer to "How the Portfolio Invests" below for more information regarding certain securities that the Portfolio may buy and a more detailed discussion of risks.

INVESTMENT RETURNS

     The Portfolio will provide you with performance information to assist you in understanding that the Portfolio's return may vary and that there are risks associated with investing in the Portfolio. As always, please note that the past performance of the Portfolio will not indicate future performance.

FEES AND EXPENSES

     THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

     The Portfolio's shares can be purchased by Retirement Plans and by separate accounts of Participating Insurance Companies offering Variable Contracts. The Portfolio's shares are not offered directly to the public. The tables below do not reflect the expenses charged at the separate account level. Please read the Variable Contract prospectus to obtain that information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases............    NONE
Maximum Deferred Sales Charge (Load)........................    NONE
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.................................................    NONE
Redemption Fee..............................................    NONE

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


Management Fees.............................................     .75%
Distribution (12b-1) Fees...................................    NONE
Other Expenses..............................................    9.11%
Total Annual Portfolio Operating Expenses(1)................    9.86%
Fee Waiver and/or Expense Reimbursement.....................    8.86%
Net Expenses................................................    1.00%


-------------------------


(1) Pursuant to a written agreement, the investment manager has voluntarily undertaken to waive fees and/or reimburse Portfolio expenses so that the Total Annual Portfolio Operating Expenses are limited to 1.00% of the Portfolio's average net assets. The fee waiver and/or reimbursement is binding on the investment manager through May 31, 2001.


     EXAMPLE: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR            3 YEARS            5 YEARS            10 YEARS
------            -------            -------            --------
$102              $2,054             $3,822              $7,541

                           HOW THE PORTFOLIO INVESTS

     The Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Trust's board of trustees may change the Portfolio's investment objective without shareholder approval. The Portfolio invests primarily in a diversified portfolio of convertible securities. Under normal market conditions, the Portfolio invests at least 65% of its total assets in convertible securities.

     Calamos Asset Management, Inc., the Portfolio's investment manager, believes that there are various advantages to buying convertible securities. These advantages include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends, and the relatively lower price volatility as compared to common stock. The Portfolio seeks to profit from this strategy by receiving interest on the convertible security and through an increase in value of the convertible security if the market value of the underlying common stock increases above the conversion price on the convertible security.

     In selecting securities for the Portfolio, the investment manager applies a four-step approach:

     - analysis of the default risk of the convertible security using traditional credit analysis

     - employment of fundamental equity analysis to determine the capital appreciation potential of the common stock into which the security converts

     - consideration of the risk/return potential of the convertible security

     - consideration of the diversification of the Portfolio and other portfolio composition criteria

     In its equity and credit analysis, the investment manager considers the issuer's:

     - financial soundness

     - ability to make interest and dividend payments

     - earnings and cash-flow forecast

     - quality of management

TYPES OF INVESTMENTS

     CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of an issuer which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

     Many convertible securities are issued with a call feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Portfolio. Conversely, certain convertible debt securities may provide a "put option" to the Portfolio which entitles the Portfolio to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

     The investment manager may also create a "synthetic" convertible security. The investment manager may create a "synthetic" convertible security by combining fixed income securities ("fixed income component") with the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. The Portfolio may also purchase synthetic securities manufactured by other parties (typically investment banks), including convertible structured notes. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. The fixed income component and the convertible component may be represented by different issuers, and each component may be purchased separately, at different times. Synthetic convertible securities that are created by the investment manager are not considered convertible securities for purposes of the Portfolio's policy to invest at least 65% of its total assets in convertible securities. Additional information regarding synthetic securities appears below.


     EQUITY INVESTMENTS. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in the company. Therefore, the Portfolio participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

     FOREIGN SECURITIES. The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its security in a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts
(ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. International investing allows the Portfolio to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

     RULE 144A SECURITIES. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

     JUNK BONDS. The Portfolio may invest without limit in convertible and non-convertible debt securities rated BB or lower by Standard & Poor's Corporation, or Ba or lower by Moody's Investor Services, Inc., and securities that are not rated but are considered by the investment manager to be of similar quality (commonly called "junk" bonds). The Portfolio will not, however, acquire a security rated below C. The Portfolio expects to maintain, over the long-term, an average credit quality rating of investment grade.

     DEFENSIVE INVESTING. The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short term debt securities, and repurchase agreements. In a repurchase agreement, the Portfolio purchases a security and the seller (a bank or securities dealer) simultaneously agrees to repurchase the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Portfolio has assumed a temporary defensive position, the Portfolio may not be able to achieve its investment objective.

INVESTMENT RISKS

     All investments, including those in mutual funds, have risks. The Portfolio is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with the Portfolio. There can be no guarantee that the Portfolio will achieve its objective.

     MARKET RISK. There are market risks with any security. Market risk is the risk that the securities markets will increase or decrease in value. Your investment may lose value in response to a general decline in the stock market regardless of the individual results of the company in which the Portfolio invests.

     DEFAULT RISK. Default risk refers to the risk that an issuer of a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.

     INTEREST RATE RISK. Interest rate risk is the risk that the Portfolio's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of bonds held by the Portfolio generally decreases in periods of rising interest rates. In addition, the prices of bonds with a longer term to maturity are normally more volatile in response to interest rate changes than are shorter-term bonds.

     INVESTMENT MANAGEMENT. The investment manager's ability to choose suitable investments for the Portfolio has a significant impact on the Portfolio's ability to achieve its investment objective.

     CONVERTIBLE SECURITIES. As with all fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock of the company issuing the convertible security is more than the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security, and thus may not decline in price to the same extent as the underlying common stock. Holders of convertible securities would be paid before the company's common stock holders in the event of a liquidation of the issuing company. Consequently, the issuer's convertible securities entail less risk than the issuer's common stock.

     EQUITY INVESTMENTS. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the company's business performance, investor perceptions, stock market trends and general economic conditions. Smaller companies are especially sensitive to these factors, and therefore may experience more price volatility than larger companies.

     FOREIGN MARKET RISK. There are special risks associated with investing in foreign securities including fluctuations in exchange rates of foreign currencies that will affect the U.S. dollar value of the security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information with respect to issuers of securities, different accounting, auditing and financial reporting standards, and less liquidity in foreign markets than in U.S. markets.

     RULE 144A SECURITIES. As mentioned above, the Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers under Rule 144A. The investment manager, under the supervision of the board of trustees, will determine whether securities purchased under Rule 144A are illiquid (that is, not readily marketable) and thus subject to the Portfolio's restriction of investing no more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     JUNK BONDS. Although junk bonds typically pay higher interest rates than investment grade bonds, there is a greater likelihood that the junk bond issuer will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay junk bond holders. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may be unable to make principal and interest payments.


     SYNTHETIC CONVERTIBLE SECURITIES. Because a synthetic convertible security that is created by the investment manager is composed of two or more separate securities, each with its own market value, the value of such a synthetic convertible security will respond differently to market fluctuations than a convertible security. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.


     OTHER SECURITIES. While not the principal investments or strategies of the Portfolio, the Portfolio may utilize other investments and investment techniques which may impact Portfolio performance, including options, warrants, futures and other strategic transactions. More information about Portfolio investments and strategies is provided in the Statement of Additional Information.

     The Portfolio is sold to the separate accounts of Participating Insurance Companies offering Variable Contracts that are sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Portfolio, the Portfolio may be limited in its ability to engage in certain techniques and to manage its investments with the flexibility provided herein. In order to permit the Portfolio to be available under Variable Contracts sold in certain states, the Portfolio may make commitments that are more restrictive than the investment policies and limitations described herein and in the Statement of Additional Information. If the Portfolio determines that such a commitment is no longer in the Portfolio's best interest, the commitment may be revoked by terminating the availability of the Portfolio to Variable Contract owners residing in such states.

                          MANAGEMENT OF THE PORTFOLIO


     The Portfolio's investments are managed by its investment manager, Calamos Asset Management, Inc. ("CAM"), 1111 E. Warrenville Road, Naperville, IL. At April 1, 2000, CAM managed approximately $5.5 billion in assets of individuals and institutions. CAM has been registered as an investment adviser under the Investment Advisers Act of 1940 since 1987. John P. Calamos, president of CAM, has been engaged in the investment advisory business since 1977.

     Subject to the overall authority of the board of trustees, CAM furnishes continuous investment supervision and management to the Portfolio under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Portfolio pays CAM a fee based on average daily net assets that is accrued daily and paid monthly. The fee paid by the Portfolio is at the annual rate of .75% of average daily net assets. Additional expenses are incurred under the Variable Contracts. These expenses are not described in this prospectus. Variable Contract owners and Retirement Plan participants should consult with the Variable Contract disclosure document or Retirement Plan information regarding these expenses.

     From time to time, CAM may pay Participating Insurance Companies or other organizations that provide administrative services for the Portfolio or that provide Variable Contract owners and/or Retirement Plan participants other services relating to the Portfolio. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Companies or other organizations. Payment of such expenses by CAM will not increase the fees paid by the Portfolio or its shareholders.


     Pursuant to a written agreement, CAM has voluntarily undertaken to limit the annual ordinary operating expenses of shares of the Portfolio to 1.00% of average daily net assets. This expense limitation is binding on CAM through May 31, 2001.



     John P. Calamos, President of the Trust, and Nick P. Calamos, Vice President of the Trust, have managed the Portfolio since its inception in 1999. During the past five years, John P. Calamos has been president of CAM and Nick
P. Calamos has been a managing director of CAM.


                            SHAREHOLDER INFORMATION

PURCHASING SHARES

     Shares of the Portfolio are purchased by the separate accounts of Participating Insurance Companies or by Retirement Plans based on the instructions they receive from the Variable Contract holders or Retirement Plan participants. You cannot purchase Portfolio shares directly.

SELLING SHARES

     Portfolio shares are sold by the separate accounts of Participating Insurance Companies or by Retirement Plans. Shares may be sold to generate cash to, among other things, pay a contract owner who requested a withdrawal or who terminated a contract.

VALUING SHARES

     The Portfolio's share price, or net asset value (NAV), is determined as of the close of regular session trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) each day that the NYSE is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

     The NAV per share is calculated by dividing the value of all of the securities and other assets of the Portfolio, less its liabilities, by the number of Portfolio shares outstanding. Shares are purchased or sold at the NAV next determined after receipt of a purchase or sale order in good form. Portfolio securities are valued on the basis of market prices from the primary market in which they are traded. As a general rule, equity securities listed on a U.S. securities exchange or NASDAQ National Market are valued at the last quoted sale price on the day the valuation is made. Bonds and other fixed-income securities that are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected this will ordinarily be the over-the-counter market.

     The foreign securities held by the Portfolio are traded on exchanges throughout the world. Trading on these foreign securities exchanges is completed at various times throughout the day and often does not coincide with the close of trading on the NYSE. The value of foreign securities is determined as of the earlier of the time the exchange on which the securities are traded closes or as of the close of trading on the NYSE. As a result, it is possible that events affecting the value of such securities may occur that are not reflected in the computation of the Portfolio's NAV, and the NAV may change on days when shareholders will not be able to buy or sell the Portfolio's shares.

     If market prices are not readily available, securities and other assets are valued at a fair value as determined by the board of trustees. The effect of any fair value pricing will be that the NAV will not be based on the last quoted price of a security, but on a price which the board believes reflects the current and true price of the security.

OTHER INFORMATION

     The Portfolio's shares can be purchased by Retirement Plans and by separate accounts of certain life insurance companies (Participating Insurance Companies) offering Variable Contracts. Individual variable annuity and variable life insurance contract holders are not the "shareholders" of the Portfolio. Rather, the separate accounts of the Participating Insurance Companies are the shareholders of the Portfolio. You cannot directly purchase shares of the Portfolio.

     Please read the prospectus for the Variable Contract that you want to purchase to learn about purchasing a contract. The Portfolio assumes no responsibility for such prospectuses.

     The Portfolio currently does not foresee any disadvantages to the holders of variable life insurance contracts and variable annuity contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Trust's board of trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS

     The Portfolio intends to distribute to its shareholders substantially all of its net investment income and net realized capital gains. The Portfolio declares and pays dividends from net investment income quarterly, and pays any long-term capital gains annually.

TAXES

     The Trust intends that the Portfolio will qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986 and will meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For a discussion regarding what it means to qualify as a RIC and a general discussion concerning some of the possible tax consequences associated with the operation of the Trust, please refer to the section entitled, "Taxation" in the Statement of Additional Information.

     For a discussion of the taxation of the Participating Insurance Companies and separate accounts, as well as the tax treatment of the Variable Contracts and the owners thereof, see the disclosure documents for the Variable Contracts. For information regarding the taxation of Retirement Plans, as well as the participants thereunder, see the plan administrator and plan documents for the Retirement Plan.

PLEASE CONSULT WITH YOUR TAX ADVISOR REGARDING YOUR
PARTICULAR TAX SITUATION.

     You do not own the Portfolio's shares directly; therefore, the Portfolio's distributions are not likely to affect your tax situation. However, the separate accounts, in which you own a Variable Contract, may be affected by Portfolio distributions. Tax consequences to Variable Contract holders are described in the separate prospectuses issued by the Participating Insurance Companies.

     Portfolio distributions may be taxed as ordinary income or capital gains. Capital gains may be taxed at different rates depending on the length of time that the assets are held by the Portfolio. The Portfolio's distributions, whether received in cash or reinvested in additional Portfolio shares, may be subject to federal income tax.


                              FINANCIAL HIGHLIGHTS



     The table below is intended to help you understand the Portfolio's financial performance for the period shown below. Certain information reflects financial results for a single Portfolio share. The Total Return figures show what an investor in the Portfolio would have earned (or lost) if all distributions had been reinvested. This information has been audited by Ernst & Young LLP whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.



CONVERTIBLE PORTFOLIO

--------------------------------------------------------------------------------


                                                              MAY 19, 1999
                                                                   TO
                                                              DEC. 31, 1999
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.00
Income from investment operations:
  Net investment income                                             .09
  Net realized and unrealized gain (loss) on investments           2.23
---------------------------------------------------------------------------
  Total from investment operations                                 2.32
Less distributions:
  Dividends from net investment income                             (.09)
  Distributions paid from capital                                  (.05)
---------------------------------------------------------------------------
  Total distributions                                              (.14)
Net asset value, end of period                                   $12.18
Total return (a)                                                  23.19%
Ratios and supplemental data:
  Net assets, end of period (000)                                $2,542
  Ratio of expenses to average net assets(b)(*)                    1.00%
  Ratio of net investment income to average net assets(*)          3.10%
---------------------------------------------------------------------------
Portfolio Turnover Rate(*)                                        31.65%
---------------------------------------------------------------------------



(a) Total return is not annualized.



(b) After the reimbursement and waiver of expenses by the investment manager equivalent to 8.86%(*) of average net assets.



 *  Annualized.

                              FOR MORE INFORMATION


     If you would like more information about the Calamos Convertible Portfolio, the following resources are available upon request, free of charge.



                              SHAREHOLDER REPORTS



     Additional information about the Portfolio's investments is available in the Portfolio's annual and semiannual reports to shareholders. The Portfolio's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for its most recent fiscal year.


                      STATEMENT OF ADDITIONAL INFORMATION


     The Statement of Additional Information (SAI) provides more detailed information about the Portfolio. The SAI, other than the Portfolio's financial statements, is incorporated herein by reference.


     You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting Calamos Asset Management, Inc. at:

CALAMOS(R) ASSET MANAGEMENT, INC.
1111 E Warrenville Road
Naperville, Illinois 60563-1493

Telephone: 1-800-823-7386
Internet: http://www.calamos.com


     You can review the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR Database on the Commission's Internet website at:
http://www.sec.gov, or for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling or writing to:


Public Reference Section of the Commission
Washington, D.C. 20549-6009

Telephone: 1-202-942-8090



     This prospectus is intended for use in connection with Variable Contacts or Retirement Plans.


Investment Company Act file no. 811-09237

STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2000





                            CALAMOS(R) ADVISORS TRUST


CALAMOS(R) CONVERTIBLE PORTFOLIO


================================================================================

1111 East Warrenville Road
Naperville, Illinois  60563-1493
(630) 245-7200
Toll Free:  (800) 823-7386


         This Statement of Additional Information relates to CALAMOS(R) Convertible Portfolio (the "Portfolio"), which is a series of Calamos Advisors Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Portfolio's prospectus dated the same date as this Statement of Additional Information and any supplements thereto. The prospectus may be obtained without charge by writing or telephoning the Portfolio at the address or telephone numbers set forth above.

         The Portfolio is currently available for sale to the separate accounts of certain life insurance companies (Participating Insurance Companies) offering variable annuity contracts and variable life insurance contracts (together, "Variable Contracts") and may be offered to certain types of pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis ("Retirement Plans") as described in the prospectus.



                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

         The Trust and the Portfolio .........................................2
         Investment Strategies and Risks......................................2
         Investment Restrictions.............................................15
         Management..........................................................17
         Investment Advisory Services........................................19
         Purchasing and Redeeming Shares.....................................20
         Performance Information.............................................21
         Distributor.........................................................23
         Portfolio Transactions..............................................23
         Taxation............................................................24
         Certain  Shareholders ..............................................25
         Custodian ..........................................................25
         Independent Auditors................................................25
         Shareholder Information ............................................25
         Financial Statements ...............................................26
         Appendix--Description of Bond Ratings ..............................27

                           THE TRUST AND THE PORTFOLIO


The Portfolio is a series of Calamos Advisors Trust (the "Trust") which was organized as a Massachusetts business trust on February 17, 1999. The Portfolio is an open-end, diversified management investment company that seeks current income as its primary objective with capital appreciation as its secondary objective.


The prospectus contains information concerning the Portfolio's investment objective and principal investment strategies and risks. This SAI provides additional information concerning certain securities and strategies used by the Portfolio and their associated risks.


                         INVESTMENT STRATEGIES AND RISKS


The following information supplements, and should be read in conjunction with the discussion of the Portfolio's investment objectives, strategies and risks that are described in the prospectus.

         CONVERTIBLE SECURITIES

As described in the prospectus, the Portfolio invests primarily in a diversified portfolio of convertible securities. Under normal market conditions, the Portfolio invests at least 65% of its total assets in convertible securities.


Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

         If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

         SYNTHETIC CONVERTIBLE SECURITIES

         The investment manager may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the true convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Portfolio's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. The Portfolio's holdings of synthetic convertible securities that are created by the investment manager are not considered convertible securities for purposes of the Portfolio's policy to invest at least 65% of its assets in convertible securities.


         A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

         The Portfolio may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

         DEBT SECURITIES

         In pursuing its investment objective, the Portfolio may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation or Ba or lower by Moody's Investor Services, Inc.) and securities that are not rated but are considered by the investment manager to be of similar quality. There are no restrictions as to the ratings of debt securities acquired by the Portfolio or the portion of the Portfolio's assets that may be invested in debt securities in a particular ratings category, except that the Portfolio will not acquire a security rated below C.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Achievement by the Portfolio of its investment objectives will be more dependent on the investment manager's credit analysis than would be the case if the Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the investment manager employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

         RULE 144A SECURITIES

         The Portfolio may invest a substantial portion of its assets in securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Portfolio, under Rule 144A under the Securities Act of 1933. The investment manager, under the supervision of the Trust's board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment manger will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment manger could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         FOREIGN SECURITIES


         The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its securities in a foreign country. For this purpose, foreign securities do not include American Depository Receipts (ADRs) or securities guaranteed by a United States person, but may include foreign securities in the form of European Depository Receipts
(EDRs), Global Depository Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.


         To the extent positions in portfolio securities are denominated in foreign currencies, the Portfolio's investment performance is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

         Although the Portfolio intends to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         The Portfolio expects that substantially all of its investments will be in developed nations. However, the Portfolio may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

         CURRENCY EXCHANGE TRANSACTIONS. The Portfolio may enter into currency exchange transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         Forward currency exchange transactions may involve currencies of the different countries in which the Portfolio may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. The Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The Portfolio may not engage in "speculative" currency exchange transactions.

         If the Portfolio enters into a forward contract, the Portfolio's custodian will segregate liquid assets of the Portfolio having a value equal to the Portfolio's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         SYNTHETIC FOREIGN MONEY MARKET POSITIONS. The Portfolio may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

         LENDING OF PORTFOLIO SECURITIES

         The Portfolio may lend its portfolio securities, up to 33-1/3% of its total assets, including collateral received, to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging the loans. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the investment manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Portfolio lends securities.

         REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements, provided that the Portfolio may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. Such agreements generally have maturities of no more than seven days and could be used to permit the Portfolio to earn interest on assets awaiting long term investment. The Portfolio requires continuous maintenance by the custodian for the Portfolio's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolio will enter in repurchase agreements only with sellers the investment manager believes present minimum credit risk in accordance with guidelines approved by the board of trustees. The investment manager will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the investment manager's prior dealing with the institution, and rating of the institution's senior long-term debt by independent rating agencies and other relevant factors. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights.

         OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

         The Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. The Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         The Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Portfolio foregoes, during the option's life, the opportunity to profit from currency appreciation.

         If trading were suspended in an option purchased or written by the Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might not be able to exercise an option it has purchased.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The Portfolio may use interest rate futures contracts, index futures contracts and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         The Portfolio may purchase and write call and put futures options. Options on futures possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase the Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on the investment manager correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Portfolio's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the investment manager might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Portfolio's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

----------

(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

         The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

         RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Portfolio's holdings, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         LIMITATIONS ON OPTIONS AND FUTURES

         If other options, futures contracts or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Portfolio's investment objective.

         The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Portfolio's total assets.

         When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Portfolio.

         The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.


         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in Section 190.01(x) of the Commission Regulations, may be excluded in computing such 5%).


         TAXATION OF OPTIONS AND FUTURES

         If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security
(call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If the Portfolio writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the

--------

(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

         For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If the Portfolio were to enter into a short index future, short index futures option or short index option position and the Portfolio's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


         The Portfolio distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders are advised of the nature of the payments.

         WARRANTS

         The Portfolio may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may tend to be greater than the percentage increase or decrease in the value of the underlying common stock.

         SHORT SALES

         The Portfolio may attempt to hedge against market risk and to enhance income by selling short "against the box," that is: (1) entering into short sales of securities that it currently has the right to acquire through the conversion or exchange of other securities that it owns, or to a lesser extent, entering into short sales of securities that it currently owns; and (2) entering into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Portfolio's short positions remain open. The Portfolio may make short sales of securities only if at all times when a short position is open the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         In a short sale against the box, the Portfolio does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Portfolio delivers to such broker-dealer the securities sold short. In addition, the Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with the Portfolio's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Portfolio receives the proceeds of the sale. Because the Portfolio ordinarily will want to continue to hold securities in its portfolio that are sold short, the Portfolio will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         A short sale works the same way, except that the Portfolio places in the segregated account cash or U.S. government securities equal in value to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash or U.S. government securities required to be deposited with the broker as collateral. In addition, so long as the short position is open, the Portfolio must daily adjust the value of the segregated account so that the amount deposited in it, plus any amount deposited with the broker as collateral, will equal the current market value of the security sold short. However, the value of the segregated account may not be reduced below the point at which the segregated account, plus any amount deposited with the broker, is equal to the market value of the securities sold short at the time they were sold short.

         Short sales may protect the Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

         Short sale transactions of the Portfolio involve certain risks. In particular, the imperfect correlation between the price movements of the convertible securities and the price movements of the underlying common stock being sold short creates the possibility that losses on the short sale hedge position may be greater than gains in the value of the portfolio securities being hedged. In addition, to the extent that a Portfolio pays a conversion premium for a convertible security, the Portfolio is generally unable to protect against a loss of such premium pursuant to a short sale hedge. In determining the number of shares to be sold short against the Portfolio's position in the convertible securities, the anticipated fluctuation in the conversion premiums is considered. The Portfolio will also incur transaction costs in connection with short sales. Certain provisions of the Internal Revenue Code may limit the degree to which the Portfolio is able to enter into short sales, which limitations might impair the Portfolio's ability to achieve its investment objective. See "Taxation."

         In addition to enabling the Portfolio to hedge against market risk, short sales may afford the Portfolio an opportunity to earn additional current income to the extent the Portfolio is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Portfolio's short positions remain open.

         The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

         "WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

         The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment manager deems it advisable for investment reasons. The Portfolio may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when issued or delayed-delivery basis.

         The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time when the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

         ILLIQUID SECURITIES

         The Portfolio may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Portfolio's holdings, and the Portfolio might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Portfolio is required to have restricted securities held by it registered prior to sale by the Portfolio and the Portfolio does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Portfolio's investment in restricted securities. The Portfolio does not intend to invest in illiquid securities during the next fiscal year, except that the Portfolio may invest in options traded on the NASDAQ National Market System.

         TEMPORARY INVESTMENTS

         The Portfolio may make temporary investments without limitation when the investment manager determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

         PORTFOLIO TURNOVER

         Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Portfolio would result in increased transaction expense, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.




                             INVESTMENT RESTRICTIONS

         The Portfolio operates under the following investment restrictions. The Portfolio may not (except as indicated):

(i) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts;

(v)      make loans, but this restriction shall not prevent the Portfolio from
         (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities;

(vi) invest more than 10% of the Portfolio's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(vii) borrow, except that the Portfolio may (a) borrow from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Portfolio's total assets at the time of the borrowing, and
         (b) enter into transactions in options, futures and options on futures
         4;

(viii) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix) issue any senior security, except to the extent permitted under the Investment Company Act of 1940 (the "1940 Act").

         The above restrictions are fundamental policies and may not be changed without the approval of a "majority" of the outstanding shares of the Portfolio, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of the Portfolio or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at the meeting by proxy.

         In addition to the fundamental restrictions listed above, the Portfolio may not:


         (a) invest in shares of other open-end investment companies, except as permitted by the Investment Company Act of 1940;


         (b) invest in companies for the purpose of exercising control or management;

         (c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

         (d) make short sales of securities, except that the Portfolio may make short sales of securities if the Portfolio owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities;

         (e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts and securities guaranteed by a U.S. person).

         Restrictions (a) through (e) may be changed by the board of trustees without shareholder approval.

         Notwithstanding the foregoing investment restrictions, the Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Portfolio's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Portfolio's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Portfolio's portfolio securities with the result that the

----------

(4) State insurance laws currently restrict the Portfolio's borrowing to facilitate redemptions to no more than 25% of the Portfolio's net assets.

Portfolio would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

         In addition, pursuant to state insurance laws, the Portfolio is subject to the following guidelines, which may also be changed by the board of trustees:

         (a) The Portfolio will be invested in a minimum of five different foreign countries at all times, except that this minimum is reduced to four when foreign country investments comprise less than 80% of the value of the Portfolio's net assets; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

         (b) The Portfolio will have no more than 20% of its net assets invested in securities of issuers located in any one country; except that the Portfolio may have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries: Australia; Canada; France; Japan; the United Kingdom; or Germany.

         (c) The Portfolio may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Portfolio's total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Portfolio will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

         (d) The Portfolio may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and 25% of net assets when borrowing as a temporary measure to facilitate redemptions.

                                   MANAGEMENT

         TRUSTEES AND OFFICERS

         The management of the Trust, including general supervision of the duties performed for the Portfolio under the Investment Management Agreement, is the responsibility of its board of trustees. Set forth below is information about the trustees and officers of the Trust.



Name, Position(s) with Trust
and Age at March 31, 2000                     Principal Occupation(s) During Past Five Years
----------------------------                  ----------------------------------------------
John P. Calamos (1)                           President, Calamos Asset Management, Inc. ("CAM"); President, Calamos
   Trustee and President, 59                  Financial Services, Inc. ("CFS"), a broker-dealer and the Portfolio's distributor.

Nick P. Calamos (1)                           Managing Director, CAM and CFS.
   Trustee and Vice President, 38

Richard J. Dowen (2)                          Professor of Finance, Northern Illinois University.
   Trustee, 55

Robert Frost (2)                              Management Consultant, ECOM Consultants, Inc.
   Trustee, 60

William A. Kaun (2)                           Principal, W.A. Kaun Co. (investment adviser and publisher).
   Trustee, 72

Rhowena Blank                                 Vice President - Operations, CAM, since 1999;  Director of Operations,
   Treasurer, 31                              Christian Brothers Investment Services, 1998 - 1999; Audit Manager,
                                              Ernst & Young, LP, 1994 - 1998.

James S. Hamman, Jr.                          Senior Vice President and General Counsel, CAM, since 1998; Vice
   Secretary, 30                              President and Associate Counsel, Scudder Kemper Investments, Inc.
                                              (investment manager), 1996 - 1998; attorney, Vedder, Price, Kaufman &
                                              Kammholz, prior thereto.


----------------------

(1) John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") and are members of the executive committee of the board of trustees, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board.

(2) Messrs. Dowen, Frost and Kaun are members of the audit committee of the board of trustees, which makes recommendations regarding the selection of the Trust's independent auditors and meets with representatives of the independent auditors to determine the scope and review the results of each audit.

         The trustees of the Trust are also trustees of Calamos Investment Trust, an open-end investment company advised by CAM.

         The address of Mr. Dowen is Department of Finance, Northern Illinois University, DeKalb, Illinois 60115; that of Mr. Frost is 53 Ward Drive, New Rochelle, New York 10804; and that of Mr. Kaun is 1750 Grandstand Place, Elgin, Illinois 60123. The address of the officers of the Trust is 1111 East Warrenville Road, Naperville, Illinois 60563-1493. Nick Calamos is a nephew of John Calamos.


         The following table shows the compensation paid to each trustee who was not an "interested person" of the Trust for the fiscal year ended December 31, 1999. The information in the last column is for the 1999 calendar year.




                                 Aggregate            Total
                                 Compensation         Compensation
       Name of Trustee           from the Trust       From Calamos Funds Complex
       ---------------           --------------       --------------------------

       Richard J. Dowen          $ 4,928                         $ 12,000

       Robert Frost              $ 4,928                         $ 12,000

       William A. Kaun           $ 4,928                         $ 12,000



Trustees who are "interested" persons of the Trust, as well as officers of the Trust, are compensated by CAM and not by the Trust. The Trust does not provide any pension or retirement benefits to its trustees.


         Employees of CAM and CFS are permitted to make personal securities transactions, including transactions in securities that the Portfolio may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of CAM and CFS. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of CAM and CFS employees and the interests of investment advisory clients such as the Portfolio. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.



                          INVESTMENT ADVISORY SERVICES

         Investment management and administrative services are provided to the Portfolio by CAM pursuant to an Investment Management Agreement (the "Agreement") dated May 1, 1999. The Trust pays CAM a fee accrued daily and paid monthly at the annual rate of .75% of average daily net assets.


         During the period shown below, the Portfolio paid total advisory fees and was reimbursed by CAM for expenses in excess of the expense limitation as follows:



                                                             May 19, 1999 to
                                                              December 31, 1999
                                                              -----------------

         Calamos Convertible Portfolio

                           Advisory Fee                       $   4,470
                           Waiver or Reimbursement            $ (53,495)
                           Net Fee                            $ (49,025)



         The Agreement will remain in effect with respect to the Portfolio until August 1, 2000, and from year to year thereafter so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Portfolio, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

         The use of the name "Calamos" in the name of the Trust and in the name of the Portfolio is pursuant to licenses granted by the Adviser, and the Trust has agreed to change the names to remove those references if CAM ceases to act as investment adviser to the Portfolio. The Adviser is controlled by John P. Calamos.

         EXPENSES


         Subject to the expense limitation described below, the Portfolio pays all its own operating expenses that are not specifically assumed by CAM, including (i) fees of the investment adviser; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, the investment adviser or the distributor; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) registration and qualification of the Portfolio and its shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; and (x) brokerage commissions and other transaction-related costs.

         Pursuant to a written agreement, the investment manager has voluntarily undertaken to reimburse the Portfolio for any annual operating expenses in excess of 1.00% of average daily net assets. This reimbursement is binding on CAM through May 31, 2001.

                         PURCHASING AND REDEEMING SHARES


         Shares of the Portfolio may not be purchased or redeemed directly by individual Variable Contract owners. Purchases and redemptions are discussed in the prospectus. The Portfolio may suspend the right of redemption during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or that exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or
(c) an emergency, as determined by the Commission, exists making disposal of the Portfolio's securities or valuation of the net assets of the Portfolio not reasonably practicable.


         Because shares of the Portfolio are offered to separate accounts supporting variable annuity contracts and separate accounts supporting variable life insurance contracts, a potential for certain conflicts may exist between the interests of owners of variable annuity contracts and owners of variable life insurance contracts. Likewise, in the event that shares of the Portfolio are offered to qualified pension and retirement plans, a potential for certain conflicts may exist between the interest of variable annuity contract owners, variable life insurance contract owners and plan participants. The Trust does not currently foresee any disadvantage to owners of either variable annuity contracts or variable life insurance contracts arising from the fact that shares of the Portfolio might be held by such entities. The Trust's board of trustees, however, will monitor the Portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

         NET ASSET VALUE

         In computing the net asset value of the Portfolio, portfolio securities, including options, that are traded on a national securities exchange and securities reported on the NASDAQ National Market System are valued at the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost.

         When market quotations are not readily available for the Portfolio's securities, such securities are valued at a fair value following procedures approved by the board of trustees. These procedures include determining fair value on the basis of valuations furnished by pricing services approved by the board of trustees, which include market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders, as well as on the basis of appraisals received from a pricing service using a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

         The Portfolio's net asset value is determined only on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

         Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Portfolio's portfolio may be significantly affected on days when shares of the Portfolio may not be purchased or redeemed.

         REDEMPTION IN KIND

         The Portfolio has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If a redemption is made in-kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received.



                             PERFORMANCE INFORMATION

         TOTAL RETURN

         From time to time the Portfolio may quote total return figures. "Total Return" for a period is the percentage change in value during a period of an investment in Portfolio shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

         Average Annual Total Return will be computed as follows:



            ERV         =     P(1+T)N

            Where:      P     =    a hypothetical initial investment of $1,000

                        T     =    average annual total return

                        n     =    number of years

            ERV               =    ending redeemable value of a hypothetical
                                   $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)



The Portfolio's total return for the period May 19, 1999 through December 31, 1999 was 23.19%.


         YIELD

         The Portfolio may also quote yield figures. The yield of the Portfolio is calculated by dividing its net investment income per share (a hypothetical figure as defined in SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The yield is not based on actual dividends paid.

         Yield will be computed as follows:


          YIELD    =  2[((a-b/cd)+1)6-1]


          Where:      a =  dividends and interest earned during the period


                      b =  expenses accrued for the period (net of
                           reimbursements)


                      c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                      d = the maximum offering price per share on the last day of the period

         Figures quoted will assume reinvestment of all dividends and distributions. Income taxes are not taken into account. The figures will not necessarily be indicative of future performance. The performance of the Portfolio is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing the Portfolio's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. Performance figures do not reflect expenses of the separate accounts of the Participating Insurance Companies or expenses imposed under the Variable Contracts or expenses imposed by Retirement Plans.

         In advertising and sales literature, the performance of the Portfolio may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Calamos Asset Management, Inc., and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Portfolio. Comparison of the Portfolio to an alternative investment should consider differences in features and expected performance.

         All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Portfolio generally believes to be accurate. The Portfolio may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Portfolio assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Portfolio include, but are not limited to, the following:

                 Barron's                          Money
                 Business Week                     Mutual Fund Letter
                 Changing Times                    Mutual Fund Values
                 Chicago Tribune                   (Morningstar)
                 Chicago Sun-Times                 Newsweek
                 Crain's Chicago Business          The New York Times
                 Consumer Reports                  Pensions and Investments
                 Consumer Digest                   Personal Investor
                 Financial World                   Stanger Reports
                 Forbes                            Time
                 Fortune                           USA Today
                 Investor's Daily                  U.S. News and World Report
                 Los Angeles Times                 The Wall Street Journal

         The Portfolio may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

         The performance of the Portfolio may be compared to the following indexes or averages: Standard & Poor's 400 MidCap Index, Value Line Index, Lipper Balanced Index, Lipper Convertible Fund Index, Lipper Growth and Income Index, Lehman Brothers Government/Corporate Index and mutual fund performance indices published by Variable Annuity Research & Data Service. The performance of the Portfolio may also be compared to the Russell 2000 Index, the Wilshire Small Growth Index, and the Fisher Small-Cap Growth Index, all supplied by the Carmack Group. All three of these indexes represent equity investments in smaller-capitalization stocks.

         The Lipper averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by Lipper, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Portfolio may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Portfolio to a different category or develop (and place the Portfolio into) a new category, the Portfolio may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Portfolio may compare its performance or ranking against all funds tracked by Lipper or another independent service.

         To illustrate the historical returns on various types of financial assets, the Portfolio may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index.


                                   DISTRIBUTOR

Calamos Financial Services, Inc. ("CFS"), a broker-dealer whose sole shareholder and principal officer is John P. Calamos, serves as distributor for the Portfolio, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at 1111 East Warrenville Road, Naperville, Illinois 60563-1493. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Portfolio without any charge to the Portfolio or Participating Insurance Companies or Retirement Plans purchasing the Portfolio's shares. However, each Variable Contract imposes its own charges and fees on owners of the Variable Contract and may impose such charges on participants in a Retirement Plan. CFS is also responsible for all expenses incurred in connection with its performance of services for the Portfolio, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives brokerage commissions for executing portfolio transactions for the Portfolio. See "Portfolio Transactions."

         CFS has the exclusive right to distribute shares of the Portfolio. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.


                             PORTFOLIO TRANSACTIONS

         Portfolio transactions on behalf of the Portfolio effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         In executing portfolio transactions, the investment manager uses its best efforts to obtain for the Portfolio the most favorable price and execution available. In seeking the most favorable price and execution, the investment manager considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

         The trustees have determined that portfolio transactions for the Portfolio may be executed through CFS if, in the judgment of the investment manager, the use of CFS is likely to result in prices and execution at least as favorable to the Portfolio as those available from other qualified brokers and if, in such transactions, CFS charges the Portfolio commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions. The board of trustees, including a majority of the trustees who are not "interested" trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to CFS are consistent with the foregoing standard. The Portfolio will not effect principal transactions with CFS.

         In allocating the portfolio brokerage transactions to unaffiliated broker-dealers, the investment manager may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although the investment manager believes these services have substantial value, they are considered supplemental to the investment manager's own efforts in the performance of its duties under the management agreement. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act"), the investment manager may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the investment manager to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the investment manager may indirectly benefit from the availability of these services to the investment manager, and the Portfolio may indirectly benefit from services available to the investment manager as a result of transactions for other clients.


         The Portfolio paid no brokerage commissions to CFS during the fiscal year ended December 31, 1999. During the fiscal year ended December 31, 1999, the Portfolio paid commissions of $ 229 to brokers who furnished research services.



                                    TAXATION

         The following is only a summary of certain tax considerations. The summary is not intended to present a detailed explanation or as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situations.

         SHARES OF THE PORTFOLIO ARE OFFERED TO SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES THAT FUND VARIABLE CONTRACTS AND MAY BE OFFERED TO CERTAIN RETIREMENT PLANS. SEE THE DISCLOSURE DOCUMENTS FOR THE VARIABLE CONTRACTS OR THE PLAN DOCUMENTS (INCLUDING THE SUMMARY PLAN DESCRIPTION) FOR THE RETIREMENT PLANS FOR A DISCUSSION OF THE SPECIAL TAXATION OF INSURANCE COMPANIES WITH RESPECT TO THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACTS, AND THE HOLDERS THEREOF, OR THE SPECIAL TAXATION OF RETIREMENT PLANS AND THE PARTICIPANTS THEREIN. The Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") so as to be relieved of federal income tax on its net investment income and capital gains that it distributes to shareholders.

         The Portfolio must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Portfolio's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, U.S. Government securities and other securities (no more than 5% of the value of the Portfolio may consist of such other securities of any one issuer, and the Portfolio must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Portfolio must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

         In order to maintain the qualification of the Portfolio's status as a regulated investment company, the Trust may, in its business judgment, restrict the Portfolio's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the Trust may, in its business judgement, require the Portfolio to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

         Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Portfolio will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

         The Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolio may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940.

         In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, e.g., to alter the investment objectives of the Portfolio. No such change of investment objectives will take place without notice to the shareholders of the Portfolio, the approval of a majority of the outstanding voting shares, and the approval of the Securities and Exchange commission, to the extent legally required.

         The Portfolio's investment in foreign securities or currencies may require it to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of the Portfolio will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign tax withholding, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of the Portfolio will be reduced by these taxes and interest charges. Shareholders will bear the cost of these taxes and interest charges, but will not be able to claim a deduction for these amounts.

         If the Portfolio failed to qualify as a regulated investment company, owners of Variable Contracts based on the Portfolio (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Portfolio might incur additional taxes. In addition, if the Portfolio failed to comply with the diversification requirements of
Section 817(h) of the regulations thereunder, owners of Variable Contracts based on the Portfolio would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the investment manager and it is intended that the Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return achieved by the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the investment manager might otherwise believe to be desirable.


                              CERTAIN SHAREHOLDERS


          As of March 31, 2000, Kansas City Life Insurance Company held 100% of the shares of the Portfolio for the benefit of contract owners. As of March 31, 2000, trustees and officers of the Trust, as a group, owned less than 1% of the shares of the Portfolio.



                                    CUSTODIAN

         The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of the Portfolio. The custodian is responsible for holding all cash and securities of the Portfolio, directly or through a book entry system, delivering and receiving payment for securities sold by the Portfolio, receiving and paying for securities purchased by the Portfolio, collecting income from investments of the Portfolio and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Portfolio, payment of dividends or payment of expenses of the Portfolio.


                              INDEPENDENT AUDITORS

         Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606, audits and reports on the Portfolio's annual financial statements, reviews certain regulatory reports and the Portfolios' federal income tax returns, and performs other professional accounting, tax and advisory services when engaged to do so by the Portfolio.

                             SHAREHOLDER INFORMATION

         Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. Currently the Trust has one series in operation. All Shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

         The Portfolio's shares are entitled to participate pro rata in any dividends and other distributions declared by the Trust's board of trustees with respect to shares of the Portfolio. All shares of the Portfolio have equal rights in the event of liquidation of the Portfolio.

         Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Portfolio, which are binding only on the assets and property of the Portfolio. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Portfolio's assets of all losses and expenses of any Portfolio shareholder held personally liable for the Portfolio's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the Portfolio itself is unable to meet its obligations.


         VOTING RIGHTS

         Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

         Under current interpretations of the 1940 Act, the Portfolio expects that Participating Insurance Company shareholders will offer variable contract holders the opportunity to instruct them as to how Portfolio shares attributable to such contracts will be voted with respect to matters to be voted upon. The separate prospectuses describing the Variable Contracts include additional disclosure of how contract holder voting rights are computed.

                              FINANCIAL STATEMENTS


         Audited financial statements for the Portfolio for the fiscal year ended December 31, 1999 are incorporated herein by reference from the Calamos Advisors Trust's annual report to shareholders.

                      APPENDIX--DESCRIPTION OF BOND RATINGS


         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Portfolio's investment manager believes that the quality of debt securities in which the Portfolio invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            PART C OTHER INFORMATION

ITEM 23.                   Exhibits

  (a)(1) Amended and Restated Agreement and Declaration of Trust*

  (a)(2) Amendment dated April 19, 1999 to Amended and Restated Agreement and Declaration of Trust***

  (b)    Bylaws**

  (c)    See Articles IV and V of Exhibit (a), above.

  (d)    Form of Management agreement with Calamos Asset Management, Inc.**

  (e)    Form of Distribution agreement with Calamos Financial Services, Inc. **

  (f)    None

  (g)    Form of Custody agreement with Bank of New York **

  (h)(1) Form of Investment company services agreement with First Data Corp. Investor Services Group **

  (h)(2) Use of name agreement dated May 1,1999**

  (i)    None

  (j)    Consent of independent auditors

  (k)    None

  (l)    Subscription agreement**

  (m)    None

  (n)    None

  (o)    None

  (p)    Code of Ethics



     * Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 17, 1999.

     ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on March 26, 1999.

     *** Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 23, 1999.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           As of March 31, 2000, 100% of Registrant's shares are owned by Kansas City Life Insurance Company, a stock life insurance company, domiciled in Missouri and its separate investment accounts, "Kansas City Life Variable Annuity Separate Account" and "Kansas City Life Variable Life Separate Account". The purchasers of insurance contracts and annuity contracts issued in connection with such accounts will have the right to instruct Kansas City Life with respect to the voting of the Registrant's shares held by the separate accounts.

ITEM 25.   INDEMNIFICATION

         Article VI of the agreement and declaration of trust of registrant (exhibit (a) to this registration statement which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"] against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").


         A determination that the Covered Person is not entitled to indemnification due to Disabling conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or
(b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found entitled to indemnification.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the statement of additional information under the caption "Management - Trustees and Officers" is incorporated by reference.

ITEM 27.   PRINCIPAL UNDERWRITERS

     (a) Calamos Financial Services, Inc. ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Insurance Trust.

     (b) Information on the officers and directors of CFS is set forth below. The principal business address is 1111 East Warrenville Road, Naperville, Illinois 60563.



                         Positions and Offices         Positions and Offices
     Name                  with Underwriter              with Registrant
     ----                ---------------------         ---------------------

John P. Calamos          Director, President           President
Nick P. Calamos          Vice President                Vice President
John P. Calamos, Jr.     Vice President                None
Joseph Lopykinski        Treasurer                     None
James S. Hamman, Jr.     Secretary                     Secretary



ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

                  All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Asset Management, Inc., and Calamos Financial Services, Inc., the Registrant's principal underwriter, 1111 East Warrenville Road, Naperville, Illinois 60563, at the offices of the custodian, Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, First Data Corp., 3200 Horizon Drive, King of Prussia, PA 19406.

ITEM 29.   MANAGEMENT SERVICES

                  None

ITEM 30.   UNDERTAKINGS

                  None.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Naperville, Illinois on April 26, 2000.


                                                CALAMOS ADVISORS TRUST


                                                By  /s/ John P. Calamos
                                                   -----------------------------
                                                        John P. Calamos


Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on April 26, 2000 by the following persons in the capacities and indicated.


     Name                             Title
     ----                             -----


/s/ John P. Calamos                    Trustee and President (principal
-------------------                    executive officer)
    John P. Calamos


/s/ Nick P. Calamos                    Trustee
----------------------
    Nick P. Calamos


 Richard J. Dowen*                     Trustee
----------------------
 Richard J. Dowen


 Robert Frost*                         Trustee
----------------------
 Robert Frost


 William Kaun*                         Trustee
----------------------
 William Kaun


*James S. Hamman, Jr. signs this document pursuant to powers of attorney filed as exhibits to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 23, 1999.


                                                    /s/ James S. Hamman, Jr.
                                                    ------------------------
                                                        James S. Hamman, Jr.

                                  EXHIBIT INDEX



(j)        Consent of independent auditors

(p)        Code of Ethics